OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financial liabilities
- Payable for capital expenditures	¥ 2,990,377		¥ 4,677,705
- Interest payable	485,426		533,382
- Deposits	1,653,524		1,748,356
- Dividends payable by subsidiaries to non-controlling shareholders	369,465		289,791
- Consideration payable for investment projects	38,255		23,740
- Current portion of payables for mining rights (Note 21)	182,959		460,101
- Payable of the government levies on self-operated power plants	411,021		423,728
- Others	1,035,189		809,149
Financial liabilities included in other payables and accrued liabilities	7,166,216		8,965,952
Output value-added tax payable	263,297		271,963
Taxes other than income taxes payable (i)	1,298,548		798,481
Accrued payroll and bonus	123,981		72,289
Staff welfare payables	213,305		323,214
Current portion of obligations in relation to termination retirement schemes (Note 21)	222,677		279,470
Contribution payable for pension insurance	19,278		22,935
Others	46,391		21,375
Other payables and accrued liabilities, excluded financial liabilities	2,187,477		1,789,727
Total other payables and accrued liabilities	9,353,693	$ 1,467,802	10,755,679
USD
Financial liabilities
Total other payables and accrued liabilities	1,240		92,000
HKD
Financial liabilities
Total other payables and accrued liabilities	¥ 160		¥ 160